May. 26, 2016

SUPPLEMENT TO THE PROSPECTUSES and SUMMARY PROSPECTUSES

OF

WELLS FARGO MONEY MARKET FUNDS

Wells Fargo Cash Investment Money Market Fund
(the "Fund")

At a meeting held on May 24-25, 2016, the Board of Trustees of the Fund approved the following changes, effective immediately.

The sections entitled "Principal Investment Strategies" for the Fund are amended as follows:

The sentence "We will only purchase First Tier securities" is deleted from the second paragraph.

The sentence "We will only purchase securities that we have determined present minimal credit risk." is added to the last paragraph.

Current language	Replacement language effective immediately
Under normal circumstances, we invest:

■ exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal  securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Under normal circumstances, we invest:

■ exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.